LIQUIDITY AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Liquidity and Capital Management [Abstract]
Disclosure of contractual obligations
The table below presents the partnership’s contractual obligations as of December 31, 2019:

(US$ Millions)		Payments due by period
Dec. 31, 2019	Total	< 1 Year	1 Year	2 Years	3 Years	4 Years	> 5 Years
Debt obligations(1)	$55,390	$8,829	$9,315	$5,605	$6,011	$10,781	$14,849
Capital securities	3,075	75	1,536	141	1	547	775
Lease obligations	5,301	78	79	77	77	77	4,913
Commitments(2)	1,138	499	226	401	12	—	—

Interest expense(3):
Long term debt	9,792	2,295	1,865	1,558	1,331	990	1,753
Capital securities	732	151	151	111	106	106	107
Interest rate swaps	(1)	4	1	(3)	(2)	(1)	—

(1)	Debt obligations is net of deferred financing costs of $418 million.

(2)	Primarily consists of construction commitments on commercial developments.

(3)	Represents aggregate interest expense expected to be paid over the term of the obligations. Variable interest rate payments have been calculated based on current rates.